Related Party Transactions - Schedule of significant related party transactions, operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CyberLink
Related Party Transactions
Management service fee	$ 45	$ 41	$ 48